Transaction with non-controlling interests - Additional information (Detail) - INR (₨) ₨ in Millions					12 Months Ended
	Sep. 25, 2020	Mar. 28, 2020	Mar. 04, 2020	Jun. 19, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Line Items]
Additions to non-controlling interests					₨ 8	₨ 6	₨ 0
Cash consideration paid to non- controlling shareholders					1,516	₨ 736
ReNew Akshay Urja Limited
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Line Items]
Percentage of additional voting rights acquired	44.00%
Net assets carrying value	₨ 2,976
Carrying value of the additional interest acquired	₨ 1,591
Proportion of ownership interest in subsidiary	100.00%
Cash consideration paid to non- controlling shareholders	₨ 1,515				1,515
Non-controlling interest acquired					₨ 1,593
ReNew Solar Energy (Karnataka) Private Limited
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Line Items]
Percentage of additional voting rights acquired				49.00%
Net assets carrying value				₨ 687
Carrying value of the additional interest acquired				₨ 418
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Cash consideration paid to non- controlling shareholders				₨ 561		₨ 561
Non-controlling interest acquired						418
ReNew Solar Energy (Jharkhand Three) Private Limited
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Line Items]
Additions to non-controlling interests						₨ 827
Percentage of equity instruments issued		49.00%
Proportion of ownership interest in subsidiary		51.00%			51.00%	51.00%
Cash consideration paid to non- controlling shareholders		₨ 832				₨ 832
Net assets		₨ 601
ReNew Surya Mitra Private Limited
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Line Items]
Additions to non-controlling interests						₨ 14
Percentage of equity instruments issued			98.61%
Proportion of ownership interest in subsidiary			1.39%		68.00%	1.00%
Cash consideration paid to non- controlling shareholders			₨ 14			₨ 14
Net assets			₨ 0
Aggregated Individually Immaterial Business Combinations
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Line Items]
Non-controlling interest acquired					₨ 29	₨ 82	₨ 0